Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2013
Property and Equipment, Net
Schedule of property and equipment, net
	December 31,
	2012	2013
	RMB
Cost:
Buildings	136,886	172,802
Equipment	123,082	143,732
Office furniture and fixtures	24,942	28,796
Leasehold improvements	165,784	203,456
Less: accumulated depreciation	(126,496)	(187,034)
Construction in progress:	44,041	36,803
	368,239	398,555